INCOME TAXES (Details Narrative 1) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Income Tax [Line Items]
Federal non operating loss carry forward	$ 24,900,000
State non operating loss carry forwards	11,400,000
Deferred tax assets, operating loss carryforwards, do not expire	8,600,000
Valuation allowance	(6,320,808)	$ (5,868,199)
Increase of valuation allowance	$ 400,000
NOL carryforwards cumulative period	3 years
Ownership [Member]
Income Tax [Line Items]
Ownership percent	50.00%